SCHEDULE OF WARRANTS AND COMPENSATION OPTIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Warrants and Compensation Options, Historical Average Exercise Price Beginning Balance	$ 6.15	$ 7.10
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance	3,512,171	3,021,353
Warrants and Compensation Options, Historical Fair value Beginning Balance	$ 5,905,642	$ 5,328,455
Fair value of warrant issued on private placement, Historical Average Exercise Price		$ 1.17
Fair value of warrant issued on private placement, Number of Warrants/Compensation options		563,318
Fair value of warrant issued on private placement, Historical Fair value		$ 656,734
Historical fair value assigned to warrants exercised, Historical Average Exercise Price	$ 3.27	$ 3.90
Historical fair value assigned to warrants exercised, Number of Warrants/Compensation options	(2,364,066)	(72,500)
Historical fair value assigned to warrants exercised, Historical Fair value	$ (4,418,783)	$ (79,547)
Historical fair value of warrants expired, Historical Average Exercise Price	$ 4.50
Historical fair value of warrants expired, Number of Warrants/Compensation options	(584,787)
Historical fair value of warrants expired, Historical Fair value	$ (816,744)
Warrants and Compensation Options, Historical Average Exercise Price Ending Balance	$ 3.64	$ 6.15
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance	563,318	3,512,171
Warrants and Compensation Options, Historical Fair value Ending Balance	$ 670,115	$ 5,905,642